Income Tax - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry-forwards	$ 8,476	$ 469,409	$ 305,492
Allowance for credit losses	2,152,715	2,142,711	6,867,322
Provision of advances to suppliers		7,151,376
Lease liability		38,333
Total of deferred tax assets	10,860,380	9,801,829	7,172,814
Less: valuation allowance	(1,286)
Net deferred tax assets	10,859,094	9,801,829	7,172,814
Defer tax liabilities:
Right-of-use assets		(67,562)
Total deferred tax liabilities		(67,562)
Deferred tax assets, net	$ 10,859,094	$ 9,734,267	$ 7,172,814